GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL [Abstract]
Disclosure of detailed information about goodwill [Table Text Block]

	2018	2017
	US$’000	US$’000

Cost:
Balance at 1 January	17,985	16,626
Effect of foreign currency exchange differences	(1,981)	1,359
At 31 December	16,004	17,985

Accumulated impairment losses:
Balance at 1 January	9,566	604
Impairment	-	8,483
Effect of foreign currency exchange differences	(913)	479
Balance at 31 December	8,653	9,566

Carrying amount:
At 31 December	7,351	8,419

Disclosure of detailed information about cost of goodwill [Table Text Block]
Goodwill acquired in a business combination is allocated, at acquisition, to the cash generating units (CGUs) that are expected to benefit from that business combination. Before recognition of impairment losses, the cost of goodwill had been allocated as follows:

	2018	2017
	US$’000	US$’000
Cost:
Island Trading and Shipping	3,064	3,064
Unicorn Tankers, a division of Grindrod Shipping (South Africa) Pty Ltd	12,097	14,040
Parcel Service	239	277
Unicorn Tankers International	604	604
	16,004	17,985